Amounts Reclassified from Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Losses [Line Items]
Derivative hedging (gains) / losses, before tax		$ (84)	$ 4	$ 112
Derivative hedging (gains) / losses, tax benefit / (expense)		32	(1)
Derivative hedging (gains) / losses, net of tax		(52)	3
Amortization of prior service credits	[1]	(23)	(22)
Curtailments	[1]	3	0
Postemployment benefit plan adjustments, before tax		(20)	(22)	$ (6)
Postemployment benefit plan adjustments, tax benefit		8	9
Postemployment benefit plan adjustments, net of tax		(12)	(13)
Commodity Contracts | Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Losses [Line Items]
Derivative hedging (gains) / losses, before tax		(30)	42
Foreign Exchange Contracts | Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Losses [Line Items]
Derivative hedging (gains) / losses, before tax		(17)	(11)
Foreign Exchange Contracts | Interest and Other Expense, Net
Reclassification Adjustment out of Accumulated Other Comprehensive Losses [Line Items]
Derivative hedging (gains) / losses, before tax		(50)	(39)
Interest Rate Contracts | Interest and Other Expense, Net
Reclassification Adjustment out of Accumulated Other Comprehensive Losses [Line Items]
Derivative hedging (gains) / losses, before tax		$ 13	$ 12

[1]	These accumulated other comprehensive losses components are included in the computation of net periodic pension and postretirement health care costs. See Note 9, Postemployment Benefit Plans, for additional information.